Joint Arrangements - BP-Husky Refining LLC (Details) CAD in Millions, $ in Millions		12 Months Ended			35 Months Ended	82 Months Ended
	Feb. 02, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Feb. 01, 2015	Mar. 31, 2008 USD ($)
Contribution Payable
Paid		CAD (142)		CAD (193)
Profit (loss) [abstract]
Revenues		18,583		12,919
Expenses		17,859		11,613
Proportionate share of net loss		786		922
Balance Sheets
Current assets		5,616		4,318	CAD 5,616
Non-current assets		27,311		27,942	27,311
Current liabilities		3,507		3,193	3,507
Total Assets		32,927		32,260	32,927
Distribution from joint operation		CAD 25		0
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%
Consideration transferred | $							$ 250
Contribution payable | $							$ 2,600
Contribution Payable
Contribution payable, beginning balance		CAD 146		348
Accretion (note 21)		2		6
Paid	$ (1,000)	(142)	$ (110)	(193)
Foreign exchange		(6)		(15)
Contribution payable, ending balance		0		146	0
Profit (loss) [abstract]
Revenues		2,239		1,521
Expenses		(2,215)		(1,570)
Proportionate share of net loss		24		(49)
Balance Sheets
Current assets		424		395	424
Non-current assets		2,195		2,446	2,195
Current liabilities		(324)		(324)	(324)
Non-current liabilities		(467)		(535)	(467)
Total Assets		1,828		CAD 1,982	1,828
Distribution from joint operation | $	$ 1,000
Long-term income taxes receivable		CAD 203			CAD 203
Rate Of Accretion, Percent					2.50%	6.00%